Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of our revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Category of Revenue:
Total	$ 157,079	$ 153,012	$ 123,763
Advertising revenue [Member]
Category of Revenue:
Total	152,086	132,918	104,664
Customized content production revenue [Member]
Category of Revenue:
Total		5,326	10,200
Copyrights revenue [Member]
Category of Revenue:
Total	4,217	7,478	6,883
CHEERS e-Mall marketplace service revenue [Member]
Category of Revenue:
Total	306	6,807	1,517
Other revenue [Member]
Category of Revenue:
Total	470	483	499
Services transferred over time [Member]
Category of Revenue:
Total	156,303	145,722	121,747
Services transferred at a point in time [Member]
Category of Revenue:
Total	306	6,807	1,517
Goods transferred at a point in time [Member]
Category of Revenue:
Total	$ 470	$ 483	$ 499